Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Argentina Lama Project [Member]
Total	$ 120,000					$ 120,000
Argentina Exploration Project [Member]
Total	300,000					300,000
Canada Hemlo Project [Member]
Total	15,380,000		$ 15,330,000		$ 190,000	30,900,000
Chile Pascua Project [Member]
Total	2,670,000		80,000		1,580,000	4,330,000
Chile Exploration Project [Member]
Total	1,010,000					1,010,000
Chile Project - Alturas Project [Member]
Total	1,340,000					1,340,000
Côte d'Ivoire Tongon Project [Member]
Total	14,850,000	$ 32,410,000		$ 6,010,000		53,270,000
Dominican Republic Pueblo Viejo Project [Member]
Total	432,940,000	216,540,000	440,000		170,000	650,090,000
Mali Loulo Project [Member]
Total	225,310,000			35,270,000		260,580,000
Mali Gounkoto Project [Member]
Total	91,480,000			35,260,000		126,740,000
Pakistan Reko Diq Project [Member]
Total	1,430,000	10,000,000	7,650,000			19,080,000
Peru Pierina Project [Member]
Total	1,960,000		1,320,000			3,280,000
Tanzania, United Republic of Bulyanhulu Project [Member]
Total	28,340,000	38,320,000	6,860,000			73,520,000
Tanzania, United Republic of North Mara Project [Member]
Total	121,810,000	58,050,000	9,520,000	$ 67,720,000	$ 10,980,000	268,080,000
United States of America Carlin Project [Member]
Total	79,100,000		3,000,000			82,100,000
United States of America Cortez Project [Member]
Total	40,700,000		3,000,000			43,700,000
United States of America TurquoiseRidge Project [Member]
Total	33,810,000		800,000			34,610,000
United States of America Phoenix Project [Member]
Total	19,750,000		650,000			20,400,000
United States of America Long Canyon Project [Member]
Total	1,100,000		770,000			1,870,000
United States of America Closure Sites Project [Member]
Total	700,000		750,000			1,450,000
United States of America Exploration Project [Member]
Total	130,000		3,560,000			3,690,000
United States of America Non-project Specific [Member]
Total	719,230,000		660,000			719,890,000
Zambia Lumwana Project [Member]
Total	$ 50,620,000	$ 99,910,000	$ 260,000			$ 150,790,000